Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings Per Share (EPS)

24. Earnings per share (EPS)

Earnings per share are calculated on the basis of the net loss for the year of the Biofrontera Group and the average ordinary shares in circulation in the financial year, in accordance with IAS 33.

	December 31, 2019	December 31, 2018	December 31, 2018
Number of weighted ordinary shares in circulation (on average)	44,690,009	43,695,794	38,076,087
Net loss for the year in EUR thousands	(7,358)	(8,878)	(16,102)
Basic/diluted earnings per share in EUR	(0.16)	(0.20)	(0.42)

The instruments are generally diluted. Due to the loss situation, the basic EPS corresponds to the diluted EPS.